Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))		$ (10,473)	$ 790	$ (7,802)
Cash flow hedges		206	(110)	(52)
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		426
Re-measurements of post-employment benefits		(263)	(182)	99	[1]
Total comprehensive income/(loss)		(7,901)	10,912	(2,068)	[1]
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		(19,936)	(21,079)	(13,705)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))		(9,943)	1,143	(7,374)
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		645
Total comprehensive income/(loss)		(9,298)	1,143	(7,374)
Ending balance		(29,234)	(19,936)	(21,079)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		397	494	586
Other comprehensive income/(loss)
Cash flow hedges		198	(97)	(92)
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		(219)
Total comprehensive income/(loss)		(21)	(97)	(92)
Ending balance		376	397	494
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		(1,740)	(1,567)	(1,665)
Other comprehensive income/(loss)
Re-measurements of post-employment benefits		(243)	(173)	98
Total comprehensive income/(loss)		(243)	(173)	98
Ending balance		(1,983)	(1,740)	(1,567)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance		(21,279)	(22,152)	(14,784)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	[2]	(9,943)	1,143	(7,374)
Cash flow hedges	[2]	198	(97)	(92)
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture	[2]	426
Re-measurements of post-employment benefits	[2]	(243)	(173)	98
Total comprehensive income/(loss)	[2]	(9,562)	873	(7,368)
Ending balance		$ (30,841)	$ (21,279)	$ (22,152)

[1]	In 2019, the consolidated statement of comprehensive income for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.
[2]	See Note 23 Changes in equity and earnings per share.